CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 15,155,074	$ 24,599,923	$ 23,834,129
Cost of revenue	(8,672,150)	(11,179,903)	(7,531,800)
Gross profit	6,482,924	13,420,020	16,302,329
Operating expenses:
Selling	(3,799,640)	(480,368)	(928,680)
Research and development	(13,169,157)	(246,923)	(1,031,204)
General and administrative expenses	(32,032,186)	(2,488,320)	(4,860,189)
Impairment loss	(18,439,524)
Total operating expenses	(67,440,507)	(3,215,611)	(6,820,073)
(Loss) Income from operations	(60,957,583)	10,204,409	9,482,256
Other income (expense)
Interest income	156,038	147,820	629
Interest expense	(398,963)	(439,607)	(171,938)
Other finance expenses	(66,233)	(82,311)	(4,415)
Other (expense) income, net	(143,763)	(109,490)	221,146
Total other income, net	(452,921)	(483,588)	45,422
Loss/income from Continuing Operations before income taxes	(61,410,504)	9,720,821	9,527,678
Provision for income taxes	(138,061)	(1,672,957)	(453,724)
Net (loss)/ Income from continued operations	(61,548,565)	8,047,864	9,073,954
Discontinued Operations (Note 19)
Gain on disposal of discontinued operations	1,493,945
Income (loss) from discontinued operations		233,153
Net Income (Loss)	(60,054,620)	8,281,017	9,073,954
Less: Net income attributable to non-controlling interest	(2,918,680)	111,404
Net Income (Loss) attributable to Blue Hat Interactive Entertainment Technology	(57,135,940)	8,169,613
Other comprehensive (loss) income
Foreign currency translation adjustment continued operation	717,560	3,220,363	(521,738)
Comprehensive income (loss) - continued operation	(60,831,005)	11,268,227	8,552,216
Income (loss) from discontinued operation	1,493,945	233,153
Foreign currency translation adjustment - discontinued operation
Comprehensive income - discontinued operation	1,493,945	233,153
Comprehensive income (loss)	(59,337,060)	11,501,380	8,552,216
Less: Net (loss) income attributable to non-controlling interest	(2,918,680)	111,404
Comprehensive (loss) income attributable to Blue Hat Interactive Entertainment shareholders	$ (56,418,380)	$ 11,389,976	$ 8,552,216
Weighted average number of ordinary shares
Basic	50,537,272	38,553,694	35,141,114
Diluted	58,000,485	39,859,074	35,141,114
Earnings per share
Basic earnings per share from continued operation	$ (1.16)	$ 0.21	$ 0.26
Basic earnings per share from discontinued operation	0.03	0.01
Diluted Earnings per share:
Diluted earnings per share from continued operation	(1.01)	0.20	0.26
Diluted earnings per share from discontinued operation	$ 0.03	$ 0.01